UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of  issuer:       AllianceBernstein
                                        New Europe Fund, Inc.
                                        1345 Avenue of the Americas
                                        New York, New York 10105


2.   The name of each series or class of securities for
     which this Form is filed (If the Form is being filed
     for all series and classes of securities of the issuer,
     check the box but do not list series or classes):          /X/


3.   Investment Company Act File Number: 811-06028


     Securities Act File Number:  33-37848


4(a). Last day of period for which this Form is filed: July 8, 2005


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's
      fiscal year). (See Instruction A.2)                        / /


4(c). Check box if this is the last time the issuer will be
      filing this Form.                                          /X/


5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold for
          the period ended July 8, 2005 pursuant to
          section 24(f):                                        $14,803,841


     (ii) Aggregate price of securities redeemed or
          repurchased for the period ended July 8,
          2005:                                                 $46,537,266


    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the Commission:          $144,517,352

     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii)]:                                    $191,054,618


     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:           $       0
                                                                ---------------


     (vi) Redemption credits available for use in
          future years - if Item 5(i) is less than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:           ($176,250,777)


    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                x  .00011770


   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):                    $0
                                                                ---------------


6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:                                                            -0-


7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     Instruction D):                                                    N/A


8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:                       $0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

          |_|   Wire transfer

          |_|   Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Christina A. Morse
                                        -------------------------
                                        Christina A. Morse
                                        Assistant Secretary


Date:  September 23, 2005


*Please print the name and title of the signing officer below the signature.

00250.0059 #603228